Reporting and Accounting Policies - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Income taxes	$ 3,107	$ 2,585	$ 821
Interest	276	276	265
Operating lease liabilities	$ 91	$ 84	$ 77